Organization and principal activities - Additional information (Detail) - USD ($) $ / shares in Units, $ in Millions	Jul. 17, 2019	Dec. 31, 2020	Dec. 31, 2019	Jan. 05, 2018
Ordinary shares subscribed, par value		$ 0.0001	$ 0.0001
IPO [Member]
Shares Issued	4,492,473
Net Issue Proceeds	$ 497.3
IPO [Member] | American Depositary Shares [Member]
Shares Issued	44,924,730
2018 Restructuring [Member]
Ordinary shares subscribed				8,188,790
Ordinary shares subscribed, par value				$ 0.0001